PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Securities Fund
Portfolio of Investments
July 31, 2024
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — 96.6%
Arizona — 2.4%
State of Arizona Distribution Revenue, Civic Plaza, Convertible CAB, OID, Series B, 5.50%, 07/01/31, (NATL)	$ 5,000,000	$ 5,736,431
California — 1.9%
Norwalk-La Mirada Unified School District GO, CAB, OID, Series B 0.00%, 08/01/27, (AGM-CR FGIC)(a)	5,000,000	4,556,763
Hawaii — 89.9%
Hawaii County GO, Callable 09/01/33 at 100, 5.00%, 09/01/41	2,350,000	2,635,308
Hawaii County GO, Series A, Refunding, Callable 03/01/27 at 100, 5.00%, 09/01/31	2,545,000	2,671,610
Hawaii County GO, Series A, Refunding, Callable 03/01/27 at 100, 5.00%, 09/01/34	4,775,000	4,995,576
Hawaii County GO, Series A, Refunding, Callable 09/01/30 at 100, 4.00%, 09/01/40	1,000,000	1,011,867
Hawaii Housing Finance & Development Corp. Revenue, Multi-Family Housing, Iwilei Apartments, Series A, Callable 08/21/24 at 100, 3.75%, 01/01/31	3,120,000	3,120,486
Hawaii State Airports System Revenue, AMT, OID, COP, Callable 08/21/24 at 100, 5.00%, 08/01/28	400,000	400,307
Hawaii State Airports System Revenue, Series A, AMT, Callable 07/01/25 at 100, 5.00%, 07/01/41	4,000,000	4,021,093
Hawaii State Airports System Revenue, Series A, AMT, Callable 07/01/28 at 100, 5.00%, 07/01/33	500,000	520,929
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Airports System Revenue, Series A, AMT, Callable 07/01/28 at 100, 5.00%, 07/01/48	$1,500,000	$ 1,530,803
Hawaii State Airports System Revenue, Series A, AMT, Callable 07/01/30 at 100, 4.00%, 07/01/35	2,000,000	2,014,751
Hawaii State Airports System Revenue, Series A, AMT, Callable 07/01/32 at 100, 5.00%, 07/01/51	2,000,000	2,090,879
Hawaii State Airports System Revenue, Series B, OID, Callable 07/01/25 at 100, 4.00%, 07/01/45	50,000	49,844
Hawaii State Airports System Revenue, Series C, Callable 07/01/30 at 100, 5.00%, 07/01/50	130,000	138,502
Hawaii State Airports System Revenue, Series D, Refunding, Callable 07/01/30 at 100, 4.00%, 07/01/39	620,000	630,487
Hawaii State Department of Budget & Finance Revenue, Hawaii Health Obligation Group, Series A, Refunding, Callable 07/01/33 at 100, 5.00%, 07/01/34	2,310,000	2,587,924
Hawaii State Department of Budget & Finance Revenue, Hawaii Health Obligation Group, Series A, Refunding, Callable 07/01/33 at 100, 5.00%, 07/01/35	2,430,000	2,717,035
Hawaii State Department of Budget & Finance Revenue, Hawaii Health Obligation Group, Series A, Refunding, Callable 07/01/33 at 100, 5.00%, 07/01/36	2,550,000	2,836,455
Hawaii State Department of Budget & Finance Revenue, Hawaii Health Obligation Group, Series B, Refunding, 5.00%, 07/01/31	2,715,000	2,990,177

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Securities Fund
Portfolio of Investments (Continued)
July 31, 2024
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Budget & Finance Revenue, Hawaiian Electric Company, AMT, Callable 10/01/24 at 100, 3.50%, 10/01/49	$2,750,000	$ 1,926,401
Hawaii State Department of Budget & Finance Revenue, Hawaiian Electric Company, Refunding, Callable 07/01/29 at 100, 3.20%, 07/01/39	4,200,000	3,168,804
Hawaii State Department of Budget & Finance Revenue, Mid-Pacific Project, Refunding, 4.00%, 01/01/30	225,000	225,827
Hawaii State Department of Budget & Finance Revenue, Mid-Pacific Project, Refunding, Callable 01/01/30 at 100, 4.00%, 01/01/31	525,000	525,946
Hawaii State Department of Budget & Finance Revenue, Queens Health System, Series A, Refunding, Callable 07/01/25 at 100, 5.00%, 07/01/35	10,000,000	10,125,562
Hawaii State Department of Hawaiian Home Lands, Kapolei Office Facility, Series A, Refunding, COP, Callable 11/01/27 at 100, 5.00%, 11/01/28	1,170,000	1,241,402
Hawaii State Department of Hawaiian Home Lands, Kapolei Office Facility, Series A, Refunding, COP, Callable 11/01/27 at 100, 5.00%, 11/01/30	800,000	846,531
Hawaii State Department of Hawaiian Home Lands, Kapolei Office Facility, Series A, Refunding, COP, Callable 11/01/27 at 100, 5.00%, 11/01/31	815,000	861,369
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, Callable 04/01/27 at 100, 5.00%, 04/01/28	$1,040,000	$ 1,090,356
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, Callable 04/01/27 at 100, 5.00%, 04/01/32	335,000	348,429
Hawaii State GO, Series EO, Callable 09/03/24 at 100, 5.00%, 08/01/32	1,285,000	1,286,754
Hawaii State GO, Series EO, Prerefunded, Callable 08/01/24 at 100, 5.00%, 08/01/26	140,000	140,000
Hawaii State GO, Series EO, Unrefunded portion, Callable 09/03/24 at 100, 5.00%, 08/01/26	2,660,000	2,664,060
Hawaii State GO, Series EP, Refunding, 5.00%, 08/01/24	1,000,000	1,000,000
Hawaii State GO, Series EY, Refunding, Callable 10/01/25 at 100, 5.00%, 10/01/27	1,040,000	1,062,312
Hawaii State GO, Series FB, 5.00%, 04/01/25	5,000,000	5,067,731
Hawaii State GO, Series FB, Callable 04/01/26 at 100, 4.00%, 04/01/29	2,000,000	2,023,822
Hawaii State GO, Series FG, Callable 10/01/26 at 100, 5.00%, 10/01/30	7,000,000	7,273,475
Hawaii State GO, Series FG, Callable 10/01/26 at 100, 4.00%, 10/01/35	1,000,000	1,003,270
Hawaii State GO, Series FK, 5.00%, 05/01/26	425,000	440,523
Hawaii State GO, Series FK, Callable 05/01/27 at 100, 5.00%, 05/01/33	2,500,000	2,623,394
Hawaii State GO, Series FK, Callable 05/01/27 at 100, 4.00%, 05/01/37	2,000,000	2,022,071

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Securities Fund
Portfolio of Investments (Continued)
July 31, 2024
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series FT, Callable 01/01/28 at 100, 5.00%, 01/01/36	$4,000,000	$ 4,233,283
Hawaii State GO, Series FT, Callable 01/01/28 at 100, 5.00%, 01/01/38	2,845,000	3,007,286
Hawaii State GO, Series FW, Callable 01/01/29 at 100, 4.00%, 01/01/34	2,000,000	2,063,115
Hawaii State Harbor System Revenue, Series A, AMT, Refunding, 5.00%, 07/01/26	180,000	185,176
Hawaii State Harbor System Revenue, Series A, AMT, Refunding, Callable 07/01/30 at 100, 4.00%, 07/01/33	1,500,000	1,529,761
Hawaii State Harbor System Revenue, Series A, AMT, Refunding, Callable 07/01/30 at 100, 4.00%, 07/01/37	5,000,000	5,049,364
Hawaii State Harbor System Revenue, Series C, Refunding, Callable 07/01/30 at 100, 4.00%, 07/01/39	3,065,000	3,118,149
Hawaii State Highway Fund Revenue, Callable 01/01/31 at 100, 5.00%, 01/01/37	4,500,000	4,998,212
Hawaii State Highway Fund Revenue, Callable 01/01/31 at 100, 5.00%, 01/01/40	1,295,000	1,419,900
Hawaii State Highway Fund Revenue, Series A, Callable 01/01/29 at 100, 5.00%, 01/01/37	3,500,000	3,777,753
Hawaii State Highway Fund Revenue, Series A, Callable 09/03/24 at 100, 5.00%, 01/01/31	800,000	801,195
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Board of Water Supply, Series A, Refunding, Callable 07/01/34 at 100, 5.25%, 07/01/49	$3,760,000	$ 4,226,624
Honolulu City & County Board of Water Supply System Revenue, Callable 07/01/33 at 100, 5.00%, 07/01/48	4,645,000	5,076,997
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/31 at 100, 5.00%, 07/01/50	3,515,000	3,770,384
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/32 at 100, 5.00%, 07/01/48	4,290,000	4,657,465
Honolulu City & County GO, Series A, Callable 07/01/34 at 100, 5.25%, 07/01/46	3,225,000	3,642,008
Honolulu City & County GO, Series A, Callable 09/01/27 at 100, 5.00%, 09/01/41	1,390,000	1,438,877
Honolulu City & County GO, Series A, Callable 09/01/28 at 100, 5.00%, 09/01/34	200,000	214,493
Honolulu City & County GO, Series A, Callable 09/03/24 at 100, 4.00%, 11/01/37	1,000,000	1,000,059
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/01/31	2,175,000	2,218,648
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/01/35	3,075,000	3,132,809

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Securities Fund
Portfolio of Investments (Continued)
July 31, 2024
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/01/37	$1,000,000	$ 1,017,419
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/01/38	1,040,000	1,057,160
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/01/39	1,000,000	1,015,812
Honolulu City & County GO, Series B, Callable 07/01/32 at 100, 5.00%, 07/01/43	3,960,000	4,351,857
Honolulu City & County GO, Series C, Callable 07/01/30 at 100, 5.00%, 07/01/42	345,000	372,565
Honolulu City & County GO, Series C, Callable 07/01/30 at 100, 5.00%, 07/01/45	1,000,000	1,071,808
Honolulu City & County GO, Series C, Callable 08/01/29 at 100, 4.00%, 08/01/36	1,400,000	1,443,740
Honolulu City & County GO, Series C, Callable 08/01/29 at 100, 4.00%, 08/01/43	2,000,000	1,986,720
Honolulu City & County GO, Series C, Callable 08/01/29 at 100, 5.00%, 08/01/44	1,830,000	1,942,233
Honolulu City & County GO, Series C, Refunding, Callable 10/01/25 at 100, 5.00%, 10/01/29	4,115,000	4,202,806
Honolulu City & County GO, Series E, OID, Refunding, Callable 09/01/27 at 100, 3.00%, 09/01/31	250,000	235,718
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series E, Refunding, Callable 09/01/27 at 100, 5.00%, 09/01/30	$1,500,000	$ 1,587,688
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Series A, Callable 07/01/29 at 100, 4.00%, 07/01/34	2,130,000	2,202,972
Honolulu City & County Wastewater System Revenue, Junior Series A, Refunding, Callable 07/01/25 at 100, 5.00%, 07/01/30	4,000,000	4,065,545
Honolulu City & County Wastewater System Revenue, Senior 1st Bond Resolution, Series A, Callable 01/01/28 at 100, 5.00%, 07/01/36	2,000,000	2,116,868
Honolulu City & County Wastewater System Revenue, Senior 1st Bond Resolution, Series A, Prerefunded, Callable 07/01/25 at 100, 5.00%, 07/01/29	395,000	402,475
Honolulu City & County Wastewater System Revenue, Senior 1st Bond Resolution, Series B, Refunding, Callable 07/01/25 at 100, 5.00%, 07/01/26	1,000,000	1,017,114
Honolulu City & County Wastewater System Revenue, Senior 1st Bond Resolution, Series B, Refunding, Callable 07/01/25 at 100, 5.00%, 07/01/27	325,000	330,651
Honolulu City & County Wastewater System Revenue, Senior Lien Green Bond, Callable 07/01/33 at 100, 5.25%, 07/01/53	10,000,000	11,114,731

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Securities Fund
Portfolio of Investments (Continued)
July 31, 2024
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Wastewater System Revenue, Senior Series B, Refunding, Callable 07/01/26 at 100, 5.00%, 07/01/35	$ 125,000	$ 129,357
Honolulu City & County Wastewater System Revenue, Series A, Senior Green Bond, Callable 07/01/32 at 100, 5.25%, 07/01/51	5,000,000	5,518,710
Kauai County GO, 5.00%, 08/01/27	250,000	265,141
Kauai County GO, Callable 08/01/27 at 100, 5.00%, 08/01/31	250,000	264,108
Kauai County GO, Callable 08/01/27 at 100, 4.00%, 08/01/33	295,000	301,040
Kauai County GO, Callable 08/01/27 at 100, 5.00%, 08/01/37	40,000	41,755
Kauai County GO, Callable 08/01/27 at 100, 5.00%, 08/01/42	775,000	800,949
Kauai County GO, Series A, Refunding, 5.00%, 08/01/24	930,000	930,000
Maui County GO, Callable 03/01/31 at 100, 4.00%, 03/01/38	1,020,000	1,047,725
Maui County GO, Refunding, 5.00%, 09/01/25	500,000	511,241
Maui County GO, Refunding, 5.00%, 03/01/28	1,175,000	1,259,577
Maui County GO, Refunding, 5.00%, 09/01/28	1,070,000	1,157,438
Maui County GO, Refunding, Callable 03/01/30 at 100, 5.00%, 03/01/32	415,000	460,164
Maui County GO, Refunding, Callable 09/01/25 at 100, 3.00%, 09/01/32	195,000	186,670
Maui County GO, Refunding, Callable 09/01/28 at 100, 4.00%, 09/01/31	5,305,000	5,489,013
University of Hawaii Revenue, Series B, Refunding, 4.00%, 10/01/24	165,000	165,235
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
University of Hawaii Revenue, Series B, Refunding, Callable 10/01/25 at 100, 5.00%, 10/01/34	$ 600,000	$ 611,556
University of Hawaii Revenue, Series B, Refunding, Callable 10/01/25 at 100, 5.00%, 10/01/35	1,000,000	1,019,145
University of Hawaii Revenue, Series E, Refunding, 5.00%, 10/01/24	3,000,000	3,009,194
University of Hawaii Revenue, Series E, Refunding, Callable 10/01/26 at 100, 5.00%, 10/01/31	1,000,000	1,036,514
University of Hawaii Revenue, Series F, Refunding, Callable 10/01/27 at 100, 5.00%, 10/01/36	3,000,000	3,169,628
University of Hawaii Revenue, Series F, Refunding, Callable 10/01/27 at 100, 5.00%, 10/01/37	2,000,000	2,111,188
		214,514,860
Pennsylvania — 0.6%
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Series B, Callable 12/01/28 at 100, 5.00%, 12/01/43	1,290,000	1,356,724
Texas — 1.8%
Dallas Independent School District GO, Series A, Prerefunded, Callable 08/15/24 at 100, 5.00%, 08/15/29, (PSF-GTD)	2,465,000	2,466,870
Houston City Combined Utility System Revenue, Unrefunded Balance CAB, OID, Junior Series A, Refunding 0.00%, 12/01/27, (AGM)(a)	2,000,000	1,790,097
		4,256,967
TOTAL MUNICIPAL BONDS (Cost $235,848,473)		230,421,745

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Securities Fund
Portfolio of Investments (Concluded)
July 31, 2024
(Unaudited)
	Shares	Value
REGISTERED INVESTMENT COMPANY — 2.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.21%(b)	6,545,830	$ 6,545,830
TOTAL REGISTERED INVESTMENT COMPANY (Cost $6,545,830)		6,545,830

TOTAL INVESTMENTS - 99.4% (Cost $242,394,303)		236,967,575
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%		1,507,634
NET ASSETS - 100.0%		$238,475,209

(a)	Zero coupon bond.
(b)	Rate disclosed is the 7-day yield at July 31, 2024.
Portfolio holdings are subject to change at any time.
AGM	Assured Guaranty Municipal Corp.
AGM-CR	Assured Guaranty Municipal Corp. - Custodial Receipts
AMT	Alternative Minimum Tax
CAB	Capital Appreciation Bond
COP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
OID	Original Issue Discount
PSF-GTD	Permanent School Fund Guaranteed
See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Short Intermediate Securities Fund
Portfolio of Investments
July 31, 2024
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — 94.2%
Florida — 2.4%
Florida Housing Finance Corp. Revenue, Series 1, Callable 07/01/29 at 100, 2.00%, 07/01/32, (GNMA/FNMA/FHLMC)	$ 170,000	$ 142,674
Miami-Dade Water & Sewer System Revenue County, Refunding, Callable 10/01/25 at 100, 5.00%, 10/01/26	900,000	920,037
		1,062,711
Hawaii — 74.3%
Hawaii County GO, Refunding, Callable 09/01/33 at 100, 5.00%, 09/01/40	3,000,000	3,379,332
Hawaii County GO, Series A, Refunding, 5.00%, 09/01/24	320,000	320,502
Hawaii County GO, Series A, Refunding, Callable 03/01/26 at 100, 5.00%, 09/01/26	200,000	206,510
Hawaii County GO, Series A, Refunding, Callable 03/01/26 at 100, 5.00%, 09/01/27	525,000	541,760
Hawaii County GO, Series A, Refunding, Callable 03/01/26 at 100, 5.00%, 09/01/29	450,000	464,083
Hawaii County GO, Series A, Refunding, Callable 03/01/27 at 100, 5.00%, 09/01/28	445,000	468,727
Hawaii State Airports System Revenue, AMT, COP, Callable 08/21/24 at 100, 5.00%, 08/01/27	300,000	300,228
Hawaii State Airports System Revenue, Series B, 5.00%, 07/01/27	910,000	962,203
Hawaii State Department of Budget & Finance Revenue, Hawaii Health Obligation Group, Series A, Refunding, 5.00%, 07/01/28	1,640,000	1,745,519
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Budget & Finance Revenue, Hawaii Health Obligation Group, Series B, Refunding, 5.00%, 07/01/28	$ 500,000	$ 532,170
Hawaii State Department of Budget & Finance Revenue, Hawaiian Electric Company, AMT, Refunding, 3.25%, 01/01/25	500,000	469,029
Hawaii State Department of Budget & Finance Revenue, Mid-Pacific Project, Refunding, 4.00%, 01/01/25	20,000	19,976
Hawaii State Department of Budget & Finance Revenue, Mid-Pacific Project, Refunding, 4.00%, 01/01/26	25,000	24,908
Hawaii State Department of Budget & Finance Revenue, Mid-Pacific Project, Refunding, 4.00%, 01/01/30	250,000	250,919
Hawaii State Department of Budget & Finance Revenue, Queens Health System, Series A, Refunding, 5.00%, 07/01/25	400,000	406,260
Hawaii State Department of Budget & Finance Revenue, Queens Health System, Series A, Refunding, Callable 07/01/25 at 100, 5.00%, 07/01/27	550,000	557,864
Hawaii State Department of Budget & Finance Revenue, Queens Health System, Series A, Refunding, Callable 07/01/25 at 100, 5.00%, 07/01/35	1,000,000	1,012,556
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, 5.00%, 04/01/27	100,000	105,096
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, Callable 04/01/27 at 100, 5.00%, 04/01/29	55,000	57,505

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Short Intermediate Securities Fund
Portfolio of Investments (Continued)
July 31, 2024
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series EO, Prerefunded, Callable 08/01/24 at 100, 5.00%, 08/01/27	$ 10,000	$ 10,000
Hawaii State GO, Series EO, Prerefunded, Callable 08/01/24 at 100, 5.00%, 08/01/28	400,000	400,000
Hawaii State GO, Series EO, Prerefunded, Callable 08/01/24 at 100, 5.00%, 08/01/29	30,000	30,000
Hawaii State GO, Series ET, OID, Prerefunded, Callable 10/01/25 at 100, 3.25%, 10/01/32	25,000	25,070
Hawaii State GO, Series FE, Refunding, 5.00%, 10/01/25	300,000	307,265
Hawaii State GO, Series FH, Refunding, 5.00%, 10/01/26	170,000	177,356
Hawaii State GO, Series FT, Callable 01/01/28 at 100, 5.00%, 01/01/29	170,000	181,564
Hawaii State GO, Series FT, Callable 01/01/28 at 100, 5.00%, 01/01/30	30,000	31,945
Hawaii State Harbor System Revenue, Series A, AMT, Refunding, 5.00%, 07/01/26	500,000	514,379
Hawaii State Harbor System Revenue, Series A, AMT, Refunding, 5.00%, 07/01/28	120,000	126,231
Hawaii State Harbor System Revenue, Series A, AMT, Refunding, Callable 07/01/30 at 100, 4.00%, 07/01/31	1,000,000	1,026,435
Hawaii State Harbor System Revenue, Series C, Refunding, 5.00%, 07/01/29	400,000	436,293
Hawaii State Highway Fund Revenue, Series A, Callable 09/03/24 at 100, 5.00%, 01/01/25	555,000	555,896
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Board of Water Supply System Revenue, Series A, 5.00%, 07/01/27	$1,000,000	$ 1,059,955
Honolulu City & County Board of Water Supply System Revenue, Series A, Refunding, Callable 07/01/34 at 100, 5.00%, 07/01/39	475,000	547,638
Honolulu City & County GO, Series A, Callable 07/01/33 at 100, 5.00%, 07/01/40	1,000,000	1,124,453
Honolulu City & County GO, Series A, Callable 07/01/33 at 100, 5.00%, 07/01/41	2,290,000	2,563,657
Honolulu City & County GO, Series A, Refunding, 5.00%, 09/01/27	510,000	542,488
Honolulu City & County GO, Series C, 5.00%, 07/01/26	230,000	238,914
Honolulu City & County GO, Series C, 4.00%, 08/01/26	200,000	204,123
Honolulu City & County GO, Series C, 5.00%, 07/01/27	240,000	254,527
Honolulu City & County GO, Series C, 5.00%, 07/01/28	255,000	275,206
Honolulu City & County GO, Series C, 5.00%, 07/01/29	265,000	291,078
Honolulu City & County GO, Series E, Refunding, 5.00%, 03/01/29	200,000	218,292
Honolulu City & County GO, Series F, Refunding, 5.00%, 07/01/30	325,000	361,700
Honolulu City & County Multifamily Housing Revenue, Maunakea Tower Apartments, Putable, 5.00%, 06/01/27, (HUD SECT 8)(a)	1,000,000	1,028,353

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Short Intermediate Securities Fund
Portfolio of Investments (Continued)
July 31, 2024
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Series B, Refunding, 5.00%, 07/01/27	$ 135,000	$ 142,938
Honolulu City & County Wastewater System Revenue, Senior Lien, Green bond, 5.00%, 07/01/32	2,000,000	2,290,762
Honolulu City & County Wastewater System Revenue, Series A, Senior Green Bond, 5.00%, 07/01/31	2,000,000	2,259,335
Honolulu City & County Wastewater System Revenue, Series B, Senior First Bond Resolution, Refunding, Callable 07/01/25 at 100, 5.00%, 07/01/31	1,000,000	1,018,925
Kauai County GO, Series A, Refunding, 5.00%, 08/01/24	535,000	535,000
Kauai County GO, Series A, Refunding, 5.00%, 08/01/25	270,000	275,418
Maui County GO, 5.00%, 03/01/29	275,000	300,152
Maui County GO, Refunding, 5.00%, 03/01/25	100,000	101,155
Maui County GO, Refunding, 5.00%, 03/01/26	270,000	278,913
Maui County GO, Refunding, 5.00%, 03/01/28	80,000	85,758
University of Hawaii Revenue, Medical School Project, Series E, Refunding, Callable 10/01/26 at 100, 5.00%, 10/01/30	620,000	643,166
University of Hawaii Revenue, Series B, Refunding, 4.00%, 10/01/24	300,000	300,427
University of Hawaii Revenue, Series D, Refunding, Callable 10/01/30 at 100, 4.00%, 10/01/32	450,000	470,539
		33,060,453
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Massachusetts — 3.0%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue, Series A, Callable 09/03/24 at 100, 5.00%, 06/15/27	$1,325,000	$ 1,326,836
Michigan — 2.1%
Grosse Pointe Public School System GO, Refunding, Callable 05/01/29 at 100, 5.00%, 05/01/38	875,000	936,894
New Mexico — 2.4%
Albuquerque Gross Receipts Tax Revenue, Series A, Callable 07/01/25 at 100, 5.00%, 07/01/33	1,035,000	1,051,490
North Carolina — 2.6%
Mecklenburg County GO, 5.00%, 09/01/26	1,125,000	1,174,100
Oregon — 4.5%
State of Oregon Department of Transportation Revenue, Series A, Senior Series, Prerefunded, Callable 11/15/24 at 100, 5.00%, 11/15/27	2,000,000	2,010,914
Pennsylvania — 0.6%
Commonwealth Financing Authority Revenue, Series A, Refunding, 5.00%, 06/01/25	250,000	254,005
Washington — 2.3%
Central Puget Sound Regional Transit Authority Revenue, Series S1, Prerefunded, Callable 11/01/25 at 100, 4.00%, 11/01/34	525,000	532,298
Central Puget Sound Regional Transit Authority Revenue, Series S1, Prerefunded, Callable 11/01/25 at 100, 5.00%, 11/01/36	500,000	513,044
		1,045,342
TOTAL MUNICIPAL BONDS (Cost $42,047,671)		41,922,745

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Short Intermediate Securities Fund
Portfolio of Investments (Concluded)
July 31, 2024
(Unaudited)
	Shares	Value
REGISTERED INVESTMENT COMPANY — 5.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.21%(b)	2,341,319	$ 2,341,319
TOTAL REGISTERED INVESTMENT COMPANY (Cost $2,341,319)		2,341,319

TOTAL INVESTMENTS - 99.4% (Cost $44,388,990)		44,264,064
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%		256,781
NET ASSETS - 100.0%		$44,520,845

(a)	Variable rate investments. The rate shown is based on the latest available information as of July 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate or spread in their description.
(b)	Rate disclosed is the 7-day yield at July 31, 2024.
Portfolio holdings are subject to change at any time.
AMT	Alternative Minimum Tax
COP	Certificate of Participation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
HUD SECT 8	Housing and Urban Development Section 8
OID	Original Issue Discount
See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS
Notes to the Quarterly Portfolio of Investments
July 31, 2024
(Unaudited)
Portfolio Valuation — The Pacific Capital Tax-Free Securities Fund and the Pacific Capital Tax-Free Short Intermediate Securities Fund’s (each a “Fund” and together the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as discussed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith by the Adviser as "valuation designee" under the oversight of the Board of Trustees of the Trust ("Board of Trustees"). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board of Trustees.
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:
• Level 1 — Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Funds had the ability to access. Valuation adjustments and block discounts are not applied to Level 1 securities. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these securities does not entail a significant degree of judgment;
• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.); and
• Level 3 — Valuations based on significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of investments).
The fair value of a Fund's bonds is generally based on quotes received from brokers or independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.

PACIFIC CAPITAL FUNDS
Notes to the Quarterly Portfolio of Investments (Concluded)
July 31, 2024
(Unaudited)
The following is a summary of the inputs used, as of July 31, 2024, in valuing each Fund's investments carried at fair value:
Funds	Total Value at 07/31/24	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Capital Tax-Free Securities Fund
Assets
Municipal Bonds	$230,421,745	$—	$230,421,745	$—
Registered Investment Company	6,545,830	6,545,830	—	—
Total Assets	$236,967,575	$6,545,830	$230,421,745	$—
Pacific Capital Tax-Free Short Intermediate Securities Fund
Assets
Municipal Bonds	$41,922,745	$—	$41,922,745	$—
Registered Investment Company	2,341,319	2,341,319	—	—
Total Assets	$44,264,064	$2,341,319	$41,922,745	$—
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles require the Funds to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Funds had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to their net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Funds had an amount of transfers during the reporting period that was meaningful in relation to their net assets as of the end of the reporting period.
For the period ended July 31, 2024, there were no transfers in or out of Level 3.
For more information with regard to significant accounting policies, see each Fund's most recent semi-annual or annual report filed with the Securities and Exchange Commission.